Financing receivables (Tables)	6 Months Ended
Sep. 30, 2014
Financing receivables
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2014
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥274,966	¥44	¥275,010
Short-term secured margin loans	421,809	—	421,809
Inter-bank money market loans	42,885	—	42,885
Corporate loans	284,259	303,912	588,171

Total loans receivable	¥1,023,919	¥303,956	¥1,327,875

Advances to affiliated companies	5,797	—	5,797

Total	¥1,029,716	¥303,956	¥1,333,672

	Millions of yen
	September 30, 2014
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥287,436	¥1	¥287,437
Short-term secured margin loans	371,654	—	371,654
Inter-bank money market loans	30,941	—	30,941
Corporate loans	384,493	282,821	667,314

Total loans receivable	¥1,074,524	¥282,822	¥1,357,346

Advances to affiliated companies	3,137	—	3,137

Total	¥1,077,661	¥282,822	¥1,360,483

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for losses for current period

	Millions of yen
	Six months ended September 30, 2013
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥789	¥26	¥—	¥95	¥29	¥939	¥1,319	¥2,258
Provision for losses	(90)	(7)	—	30	(28)	(95)	1,167	1,072
Charge-offs	(2)	—	—	—	—	(2)	(134)	(136)
Other(1)	(0)	—	—	0	—	(0)	11	11

Ending balance	¥697	¥19	¥—	¥125	¥1	¥842	¥2,363	¥3,205

	Millions of yen
	Six months ended September 30, 2014
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥678	¥87	¥—	¥82	¥1	¥848	¥2,161	¥3,009
Provision for losses	(139)	(35)	—	(13)	(0)	(187)	34	(153)
Charge-offs	—	—	—	—	—	—	(121)	(121)
Other(1)	—	—	—	0	—	0	19	19

Ending balance	¥539	¥52	¥—	¥69	¥1	¥661	¥2,093	¥2,754

	Millions of yen
	Three months ended September 30, 2013
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥787	¥21	¥—	¥121	¥29	¥958	¥2,487	¥3,445
Provision for losses	(90)	(2)	—	4	(28)	(116)	(110)	(226)
Charge-offs	—	—	—	—	—	—	(12)	(12)
Other(1)	—	—	—	0	—	0	(2)	(2)

Ending balance	¥697	¥19	¥—	¥125	¥1	¥842	¥2,363	¥3,205

	Millions of yen
	Three months ended September 30, 2014
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥678	¥58	¥—	¥69	¥1	¥806	¥2,050	¥2,856
Provision for losses	(139)	(6)	—	0	(0)	(145)	29	(116)
Charge-offs	—	—	—	—	—	—	(8)	(8)
Other(1)	—	—	—	0	—	0	22	22

Ending balance	¥539	¥52	¥—	¥69	¥1	¥661	¥2,093	¥2,754

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for loan losses and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2014
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥3	¥—	¥—	¥7	¥—	¥10
Evaluated collectively	675	87	—	75	1	838

Total allowance for loan losses	¥678	¥87	¥—	¥82	¥1	¥848

Loans by impairment methodology
Evaluated individually	¥4,374	¥103,345	¥42,885	¥275,753	¥882	¥427,239
Evaluated collectively	270,592	318,464	—	8,506	4,915	602,477

Total loans	¥274,966	¥421,809	¥42,885	¥284,259	¥5,797	¥1,029,716

	Millions of yen
	September 30, 2014
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥2	¥—	¥—	¥7	¥—	¥9
Evaluated collectively	537	52	—	62	1	652

Total allowance for loan losses	¥539	¥52	¥—	¥69	¥1	¥661

Loans by impairment methodology
Evaluated individually	¥63	¥153,228	¥30,941	¥377,567	¥159	¥561,958
Evaluated collectively	287,373	218,426	—	6,926	2,978	515,703

Total loans	¥287,436	¥371,654	¥30,941	¥384,493	¥3,137	¥1,077,661

Analysis of each class of loans not carried at fair value using Nomura's internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2014
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥98,356	¥33,669	¥—	¥34,740	¥166,765
Unsecured loans at banks	108,199	—	2	—	108,201
Short-term secured margin loans	—	—	—	421,809	421,809
Secured inter-bank money market loans	12,885	—	—	—	12,885
Unsecured inter-bank money market loans	30,000	—	—	—	30,000
Secured corporate loans	136,302	107,141	5,719	1,938	251,100
Unsecured corporate loans	3,395	26,902	—	2,862	33,159
Advances to affiliated companies	4,915	594	—	288	5,797

Total	¥394,052	¥168,306	¥5,721	¥461,637	¥1,029,716

	Millions of yen
	September 30, 2014
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥103,753	¥34,023	¥—	¥35,370	¥173,146
Unsecured loans at banks	110,414	3,874	2	—	114,290
Short-term secured margin loans	—	—	—	371,654	371,654
Secured inter-bank money market loans	10,877	—	—	—	10,877
Unsecured inter-bank money market loans	20,064	—	—	—	20,064
Secured corporate loans	215,648	155,847	4,849	2,136	378,480
Unsecured corporate loans	3,181	—	—	2,832	6,013
Advances to affiliated companies	2,978	159	—	—	3,137

Total	¥466,915	¥193,903	¥4,851	¥411,992	¥1,077,661

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.